Amount Due to Director	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
Amount Due to Director

9.	AMOUNT DUE TO A DIRECTOR

As of December 31, 2017 and June 30, 2017, a director of the Company advanced $38,171 and $45,642, respectively to the Company, which is unsecured, interest-free with no fixed repayment term, for working capital purpose. Imputed interest is considered insignificant.

8. AMOUNT DUE TO DIRECTOR

As of June 30, 2017 and June 30, 2016, a director of the Company advanced $45,642 and $77,749, respectively to the Company, which is unsecured, interest-free with no fixed repayment term, for working capital purpose. Imputed interest is considered insignificant.